Stockholders' Deficit (Details 5) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholder Equity [Abstract]
Nonvested Shares, Beginning balance	3,826,066	3,641,019
Nonvested Shares, Granted	112,500		4,854,692
Nonvested Shares, Vested	(491,730)	(2,840,194)	(1,213,673)
Nonvested Shares, Forfeited		(3,184,781)
Nonvested Shares, Ending balance	3,446,836	3,826,066	3,641,019